Taxes (Details Narrative) - USD ($) $ in Millions	4 Months Ended	48 Months Ended
	Jul. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Uncertain tax treatments	$ 490	$ 817
Tax authority charges		$ 327